[Dechert LLP Letterhead]

February 12, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PIMCO Funds: Pacific Investment Management Series
File Nos. 33-12113 and 811-5028

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed, with respect to the Global Bond Fund Class D shares, under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 90, which was filed electronically with the Securities and Exchange Commission on February 9, 2004.

Very truly yours,

/s/    Richard Holley III